Period Available to Offset Future Taxable Income in Each Tax Jurisdiction (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 11,986
6 to 20 years	104,724
Indefinite periods	26,245
Total	¥ 142,955